Government Loans (Details Narrative) - USD ($)		1 Months Ended					12 Months Ended
	May 01, 2020	Sep. 02, 2020	Aug. 30, 2020	Aug. 28, 2020	Aug. 20, 2020	May 27, 2020	Dec. 31, 2020
Interest expense							$ 5,000
Small Business Administration [Member]
Proceeds from loan	$ 10,000		$ 138,900
Interest rate			3.75%
Periodic payments			$ 678
Loan term			30 years
Frequency of payment			Monthly
Tomkins County Area Development [Member]
Proceeds from loan				$ 75,000		$ 50,000
Interest rate				2.50%		2.50%
Periodic payments				$ 1,331		$ 1,443
Loan term				5 years
Frequency of payment				Monthly		Monthly
Paycheck Protection Program [Member]
Proceeds from loan	$ 211,000
Interest rate	1.00%
Equipment Loans [Member]
Proceeds from loan					$ 100,000
Interest rate					2.50%
Periodic payments					$ 1,775
Loan term					5 years
Frequency of payment					Monthly
Southern Tier Region Economic Development Corporation [Member]
Proceeds from loan		$ 100,000
Interest rate		5.00%
Periodic payments		$ 2,072
Loan term		5 years
Frequency of payment		Monthly